Additional Disclosures in the Statement of Cash Flows - Summary of Reconciliation of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents [line items]
Cash and deposits in banks	$ 74,766,039	$ 52,505,097	$ 66,306,368
Debt securities at fair value		30,142	17,663
Other debt securities	55,674,674	29,543,388	29,617,934
Loans and other financing	189,042	138,596
Cash and cash equivalents	$ 130,629,755	$ 82,217,223	$ 95,941,965	$ 95,941,965